Financial Instruments	12 Months Ended
Dec. 31, 2023
Financial Instruments
Financial Instruments

29.Financial Instruments

29.1Carrying Amounts and Fair Values

The following tables disclose the carrying amounts of each class of financial instruments together with its corresponding fair value and the aggregated carrying amount per category:

Financial instruments, analyzed by classes and categories

	12/31/2023
In € thousand	Category	Carrying amount	Fair value
Financial assets, by class
Cash and cash equivalents	AC	83,508	n/a
Fixed-term deposits	AC	111,498	n/a
Non-current security deposits	AC	3,350	3,276
Security deposits	AC	118	n/a
Investment in equity instrument	FVTPL	4,641	4,641
Total financial assets		203,115
Financial liabilities, by class
Non-current trade and other payables	AC	3,362	3,679
Current trade and other payables	AC	44,601	n/a
Non-current other financial liabilities	AC	17	17
Current other financial liabilities	AC	4	n/a
Warrants:
Level 1	FVTPL	1,832	1,832
Level 2	FVTPL	1,022	1,022
Level 3	FVTPL	202,159	202,159
Total financial liabilities		252,997

Carrying
Thereof aggregated to categories according to IFRS 9	amount
Financial assets measured at AC	198,474
Financial assets measured at FVTPL	4,641
Financial liabilities measured at FVTPL	205,013
Financial liabilities measured at AC	47,984

Financial instruments, analyzed by classes and categories

	12/31/2022
In € thousand	Category	Carrying amount	Fair value
Financial assets, by class
Cash and cash equivalents	AC	179,581	n/a
Fixed-term deposits	AC	19,987	n/a
Non-current security deposits	AC	3,386	3,265
Security deposits	AC	2,594	n/a
Investment in equity instrument	FVTPL	—	—
Total financial assets		205,548
Financial liabilities, by class
Non-current trade and other payables	AC	3,483	3,239
Current trade and other payables	AC	33,658	n/a
Non-current other liabilities	AC	21	21
Current other financial liabilities	AC	4	n/a
Warrants:
Level 1	FVTPL	1,162	1,162
Level 2	FVTPL	649	649
Level 3	FVTPL	24,456	24,456
Total financial liabilities		63,433

Carrying
Thereof aggregated to categories according to IFRS 9	amount
Financial assets measured at AC	205,548
Financial assets measured at FVTPL	—
Financial liabilities measured at FVTPL	26,267
Financial liabilities measured at AC	37,166

Financial assets and liabilities measured at AC

The fair value of current financial assets and liabilities are assumed to be equal to their carrying value.

Non-current financial assets measured at AC

The fair values of the non-current security deposits measured at AC are determined as the principal balance discounted using market-based credit risk adjusted interest rate curves that are applicable for the counterparties. The presented fair value is classified as level 2 on the fair value hierarchy.

Non-current financial liabilities measured at AC

The fair values of the non-current financial liabilities measured at AC are determined as expected cash flows discounted using market-based credit risk adjusted interest rate curves that are applicable for the Group and specific for the residual term of each financial instrument. The presented fair value is classified as level 3 on the fair value hierarchy due to the Group’s credit risk profile. This has no impact on the valuation as non-current financial liabilities were measured at AC.

Financial assets and liabilities measured at FVTPL

During the year there have been no transfers between different levels of the fair value hierarchy.

Investment in equity instrument measured at FVTPL

The fair value of the investment in equity instrument has been determined by considering the price of a recent market transaction close to the end of the financial year. Management considers this the best indicator of the fair value of the investment in equity instrument. Due to the instrument not being publicly traded, the investment in equity instrument has been classified as level 3 on the fair value hierarchy.

The effect of a 10% increase / (decrease) of the price of the recent market transaction on the financial result would be €464 thousand / (€464 thousand).

Reorganization Warrants measured at FVTPL

The Public Warrants are traded in an active market and are therefore classified as level 1 of the fair value hierarchy. The Private Warrants have been classified as level 2 of the fair value hierarchy as they are not traded on an open market, however as the Private Warrants have the same characteristics as the Public Warrants, the quoted price of the Public Warrants has been used to calculate their fair value (see note 4 on Warrants).

RDO & 2022 PIPE Warrants measured at FVTPL

The RDO & 2022 PIPE Warrants were classified as level 3 of the fair value hierarchy, due to the inputs used to determine the fair value of these warrants. The fair value has been determined using a Monte Carlo simulation in a risk neutral framework. The primary inputs into the simulation included the following: closing price of a Class A share as of December 31, 2023, expected stock price volatility for the expected term, term, risk-free rate, and dividend yield.

The expected stock price volatility was based on Lilium N.V. implied volatilities of 97% (December 31, 2022: 70%) which was derived from the price of LILMW. The term input used is equal to the initial 4 years from date of issuance of the RDO & 2022 PIPE Warrants, less the time since issuance. The risk-free interest rate is based on USD SOFR swap rates for a maturity equal to the remaining life of the warrants. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.

The RDO & 2022 PIPE Warrants contain a strike price reduction clause that has not been explicitly modelled, since the indication of the triggering event was deemed remote at issuance and at the end of FY2022. As a result of the issuance of the May 2023 Warrants in May 2023, the anti-dilution clause of the RDO & 2022 PIPE Warrants was triggered and resulted in a reduction of the strike price of the RDO & 2022 PIPE Warrants from US$1.30 to US$1.00. Since the likelihood of future issuances of new warrants with a lower strike price is deemed to be very low, the clause was not explicitly modelled within the valuation model at the reporting date.

May 2023 Warrants measured at FVTPL

The May 2023 Warrants were classified as level 3 of the fair value hierarchy, due to the inputs used to determine the fair value of these warrants.

The May 2023 Warrants included an additional funding clause, which has been triggered as of July 2023, this allows for a net settlement option to be exercised. From a valuation perspective, the Warrants can be split into a forward component and an option component. The fair value of the forward component can be derived from the price of Lilium N.V. shares.

The fair value of the option component has been determined using a Monte Carlo simulation in a risk neutral framework. The primary inputs into the simulation included the following: closing price of a Class A share as of December 31, 2023, expected stock price volatility for the expected term, term, risk-free rate, and dividend yield.

The May 2023 Warrants’ volatility was based on Lilium N.V. implied volatilities which was derived from the price of LILMW and was adjusted to 87% to reflect a more established status of the Company and Class A shares at the long-term expiry. The term input used is equal to the initial 15 years, it has been assumed for the fair value calculation that the option to waive the automatic extension has not been taken by the Group, from date of issuance of the May 2023 Warrants, less the time since issuance. The risk-free interest rate is based on USD SOFR swap rates for a maturity equal to the remaining life of the warrants. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.

2023 PIPE Warrants measured at FVTPL

The 2023 PIPE Warrants were classified as level 3 of the fair value hierarchy, due to the inputs used to determine the fair value of these warrants. The fair value has been determined using a Monte Carlo simulation in a risk neutral framework. The primary inputs into the simulation included the following: closing price of a Class A share as of December 31, 2023, expected stock price volatility for the expected term, term, risk-free rate, and dividend yield. The expected stock price volatility was based on Lilium N.V. implied volatilities of 97% (December 31, 2022: 70%) which was derived from the price of LILMW. The term input used is equal to the initial 1.5 years from date of issuance of the 2023 PIPE Warrants, less the time since issuance. The risk-free interest rate is based on USD SOFR swap rates for a maturity equal to the remaining life of the warrants. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.

The Group engages external, independent, valuation specialists to determine the fair value of the Group’s RDO & 2022 PIPE Warrants, May 2023 Warrants and 2023 PIPE Warrants. The Group has internal processes in place to review the qualifications of the valuation specialists and the results from the valuation.

The tables below show the sensitivity analysis for the RDO & 2022 PIPE Warrants, the May 2023 Warrants, and the 2023 PIPE Warrants (“Level 3 Warrants”):

December 31, 2023	Absolute shift	Fair Value	Effect on financial
in € thousand	in base volatility	of warrants	result
Base	—	(202,159)	—
Up	10%	(204,254)	(2,095)
Down	(10)%	(199,866)	2,293

December 31, 2022	Absolute shift	Fair Value	Effect on financial
in € thousand	in base volatility	of warrants	result
Base	—	(24,455)	—
Up	10%	(27,029)	(2,574)
Down	(10)%	(21,881)	2,575

The movements in level 3 fair values are as follows:

	Equity		Over-allotment
In € thousand	instruments	Warrants	option
January 1, 2022	—	—	—
Initial recognition of RDO & 2022 PIPE Warrants	—	(34,550)	—
Unrealized gains/losses:	—	—	—
Change in fair value - Finance income	—	8,979	—
Changes in fair value - Finance expense	—	—	—
Foreign exchange effects - Finance income	—	1,116	—
Foreign exchange effects - Finance expense	—	—	—

December 31, 2022	—	(24,455)	—
Purchase of equity instrument	5,159	—	—
Initial recognition of May 2023 Warrants	—	82,829	—
Initial recognition of 2023 PIPE Warrants	—	(4,552)	—
Initial recognition of over-allotment option	—	—	(3,312)
Settlement of Initial Funding Amount on May 2023 Warrants	—	(91,811)	—
Settlement of Additional Funding Amount on May 2023 Warrants	—	(67,416)	—
Exercise of May 2023 Warrants	—	25,593	—
Realized gains/losses:	—	—	—
Changes in fair value - Finance income	—	—	3,346
Changes in fair value - Finance expense	—	(15,765)	—
Foreign exchange effects - Finance income	—	128	—
Foreign exchange effects - Finance expense	—	—	(34)
Unrealized gains/losses:	—	—	—
Changes in fair value - Finance income	—	2,599	—
Changes in fair value - Finance expense	(518)	(112,603)	—
Foreign exchange effects - Finance income	—	3,405	—
Foreign exchange effects - Finance expense	—	(111)	—
December 31, 2023	4,641	(202,159)	—

Net gains and losses of financial instruments

The net gains or losses for each of the financial instrument measurement categories were as follows:

2023	Subsequent measurement
		Foreign		Impairment
		exchange		losses net of	Total per
In € thousand	Interest	conversion	Fair value	reversal	category
Financial assets measured at AC	5,713	82	—	57	5,852
Financial liabilities measured at AC	(296)	(887)	—	—	(1,183)
Financial assets and liabilities measured at FVTPL	—	3,476	(124,070)	—	(120,594)
Total	5,417	2,671	(124,070)	57	(115,925)

2022	Subsequent measurement
		Foreign		Impairment
		exchange		losses net of	Total per
In € thousand	Interest	conversion	Fair value	reversal	category
Financial assets measured at AC	(412)	1,147	—	125	860
Financial liabilities measured at AC	(236)	(560)	—	—	(796)
Financial assets and liabilities measured at FVTPL	—	(508)	29,667	—	29,159
Total	(648)	79	29,667	125	29,223

2021	Subsequent measurement
		Foreign		Impairment
		exchange		losses net of	Total per
In € thousand	Interest	conversion	Fair value	reversal	category
Financial assets measured at AC	(364)	1,061	—	(260)	437
Financial liabilities measured at AC	(3,483)	(446)	—	—	(3,929)
Financial assets and liabilities measured at FVTPL	—	(1,018)	(3,327)	—	(4,345)
Total	(3,847)	(403)	(3,327)	(260)	(7,837)

The total interest income for financial assets that are not measured at FVTPL is €5,713 thousand (2022: €145 thousand; 2021: €5 thousand), while the total interest expense for these financial assets is nil (2022: €557 thousand; 2021: €369 thousand). The total interest expense for financial liabilities that are not measured at FVTPL is €296 thousand (2022: €236 thousand; 2021: €3,483 thousand).

29.2 Financial Instrument Risk Management Objectives and Policies

The Group is exposed to market risks (especially foreign exchange risk), liquidity risk and credit risk. The Group’s senior management oversees the management of these risks.

The CFO in combination with Treasury ensure on behalf of the Group’s senior management that the Group’s financial risk activities are governed by appropriate procedures and that financial risks are identified, measured and managed in accordance with the Group’s risk objectives. The Board of Directors reviews and agrees on procedures for managing each of these risks, which are summarized below.

Credit Risk

The following tables provide information about the maximum exposure to credit risk for all financial assets that are not measured at FVTPL and therefore are generally subject to the impairment regulations of IFRS 9. The tables present the gross carrying amounts by credit risk rating grade, equivalent to Standard & Poor’s (S&P) credit risk rating.

				12/31/2023
	Equivalent to
	external	Gross	Impairment
	credit rating	carrying	loss	Credit-
in € thousand	[S&P]	amount	allowance	impaired
Grades 1–6: Low risk	BBB- to AAA	198,552	(78)	No
Of which:
Cash and cash equivalents		83,512	(4)	No
Fixed-term deposits		111,559	(61)	No
Security deposits		3,481	(13)	No

				12/31/2022
	Equivalent to
	external	Gross	Impairment
	credit rating	carrying	loss	Credit-
in € thousand	[S&P]	amount	allowance	impaired
Grades 1–6: Low risk	BBB- to AAA	205,683	(135)	No
Of which:
Cash and cash equivalents		179,640	(59)	No
Fixed-term deposits		20,017	(30)	No
Security deposits		6,026	(46)	No

The tables below show the movement in the impairment loss allowance for the financial assets exposed to credit risks that are not measured at FVPTL:

	12/31/2022			12/31/2023
	Impairment loss	Reversals of	Additions to	Impairment loss
	allowance	expected	expected credit	allowance
in € thousand	brought forward	credit losses	losses	carried forward
Cash and Cash equivalents	(59)	56	(1)	(4)
Fixed-term deposits	(30)	30	(61)	(61)
Security deposits	(46)	33	—	(13)
Total	(135)	119	(62)	(78)

	12/31/2021			12/31/2022
	Impairment loss	Reversals of	Additions to	Impairment loss
	allowance	expected credit	expected credit	allowance carried
in € thousand	brought forward	losses	losses	forward
Cash and Cash equivalents	(3)	—	(56)	(59)
Fixed-term deposits	(256)	256	(30)	(30)
Security deposits	(1)	—	(45)	(46)
Total	(260)	256	(131)	(135)

The above financial assets are primarily held with reputable financial institutions with high credit ratings. As of December 31, 2023, 64% (2022: 52%) of the Group’s cash and cash equivalents and fixed - term deposits are held with a single financial institution. The Group regularly monitors its cash and cash equivalents and fixed-term deposits and takes corrective actions should it identify any possible changes in creditworthiness of these financial institutions.

Foreign Currency Risk

The Group operates globally and is exposed to foreign currency risk arising from exposure to various currencies in the ordinary course of business. The Group’s foreign currency exposures primarily consist of the British pound (“GBP”), Japanese Yen (“JPY”) and US Dollar (“USD”). Foreign currency exchange risk mainly arises from commercial and financing transactions that resulted in recognized financial assets and liabilities denominated in a currency other than the local functional currency.

The following tables demonstrate the Group’s exposure to rate changes in foreign currency.

	USD	JPY	GBP	Total exposure
At December 31, 2023	(in € thousand)	(in € thousand)	(in € thousand)	(in € thousand)
Cash and cash equivalents	10,827	16	52	10,895
Non-current receivables from affiliated companies	119	—	715	834
Current receivables from affiliated companies	7,388	—	1,946	9,334
Non-current trade and other payables	—	—	—	—
Current trade and other payables	(13,345)	(5,842)	(121)	(19,308)
Non-current payables to affiliated companies	—	—	(757)	(757)
Current payables to affiliated companies	(2,863)	—	—	(2,863)
Warrants	(205,013)	—	—	(205,013)
	(202,887)	(5,826)	1,835	(206,878)

	USD	JPY	GBP	Total exposure
At December 31, 2022	(in € thousand)	(in € thousand)	(in € thousand)	(in € thousand)
Cash and cash equivalents	17,927	—	—	17,927
Non-current receivables from affiliated companies	5,424	—	6,369	11,793
Current receivables from affiliated companies	2,158	—	3,793	5,951
Non-current trade and other payables	(2,885)	(901)	—	(3,786)
Current trade and other payables	(7,097)	—	(138)	(7,235)
Current payables to affiliated companies	(8,358)	—	(10,107)	(18,465)
Warrants	(26,267)	—	—	(26,267)
	(19,098)	(901)	(83)	(20,082)

The Group manages foreign currency risk on future cash flows by closely monitoring the forecast exposure and ensuring sufficient foreign currency is held to meet foreign currency obligations as they fall due.

The following tables demonstrate the sensitivity of the Group to a reasonably possible appreciation and depreciation of the foreign exchange rates consisting of USD, GBP, and JPY towards the EUR by 10%, with all other variables held constant. The impact on the Group’s profit or loss before tax is due to changes in the carrying amount of monetary assets and liabilities as of year-end:

As of December 31, 2023
	Effect of EUR appreciation on	Effect of EUR depreciation on
	profit before tax	profit before tax
Currency	(in € thousand)	(in € thousand)
USD	19,331	(23,523)
GBP	208	(210)
JPY	530	(647)

As of December 31, 2022
	Effect of EUR appreciation on	Effect of EUR depreciation on profit
	profit before tax	before tax
Currency	(in € thousand)	(in € thousand)
USD	1,736	(2,122)
GBP	8	(9)
JPY	82	(100)

Interest Rate Risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. Interest rate risks from financial instruments can in general arise in connection with financial liabilities. Our cash equivalents and investment portfolio can also be subject to market risk due to changes in interest rates. Banks are adjusting the interest rate depending on changes of the respective reference rates set by central banks. The carrying value of variable interest-bearing cash at banks is €45,793 thousand (2022: €82,128 thousand). A hypothetical reasonable increase / decrease of 50 basis points (2022: 50 basis points) in interest rates would have an effect on the Group’s consolidated financial statements of €229 thousand / (€229 thousand) (2022: €411 thousand / (€411 thousand)) arising from cash at banks. A change in interest rates would further affect the fair value of fixed-term deposits held. As the fixed-term deposits are measured at AC, this does not lead to an impact on the consolidated financial statements.

Other Price Risk

The Group holds financial assets and liabilities that are exposed to changes in value derived from changes in various share prices.

The Group recognizes liabilities of €205,013 thousand (2022: €26,267 thousand) to settle 233,711 thousand warrants as at December 31, 2023 (2022: 65,472 thousand) (Please refer to note 24).

The value of the Reorganization Warrants is based on the publicly traded price of the Public Warrants (ticker: LILMW). A reasonably possible increase or decrease in the warrant price by 10%, with all other variables held constant, would have led to a (decrease) / increase in financial result of (€285 thousand) / €285 thousand (2022: (€181 thousand) / €181 thousand).

The value of the RDO & 2022 PIPE Warrants, May 2023 Warrants and 2023 PIPE Warrants are estimated from a Monte-Carlo simulation in a risk-neutral framework with its key parameters include the risk-free rate, volatility, and the closing stock price of Lilium N.V.’s publicly traded Class A share. An increase or decrease in the stock price of Lilium N.V.’s Class A shares by 10% would have led to a (decrease) / increase of financial result of (€21,507 thousand) / €21,324 thousand (2022: (€3,861 thousand) / €3,432 thousand).

The Group recognizes an investment in an equity instrument. The value of the instrument has been determined to be €4,641 thousand (2022: n/a) by considering the price of a recent market transaction close to the end of the financial year. The sensitivity of the value to changes in the market price is disclosed in note 29.1.

The Group monitors other price risks and takes corrective action when negative impacts on business objectives are identified.

Liquidity Risk

Liquidity risk is the risk that the Group will encounter difficulty in meeting its obligations associated with its financial liabilities as they fall due. The Group is expanding very rapidly which results in increasingly stringent requirements regarding the corporate planning for budgeting and procuring of financial resources in such a way that the development program of the Lilium Jet is not delayed. Consequently, the continuation of development is based on the Group’s ability to raise financing from investors in the form of financing rounds, and ability to raise funds from other sources, such as grants and pre-delivery payments. The Group aims for sufficient supply of liquidity to settle financial liabilities that are due for payment through regular cash flow forecasting. Liquidity is evaluated and maintained using forecasts based on fixed planning horizons covering several months and through the cash and cash equivalent balances that are available.

The following table provides details of the (undiscounted) cash outflows of financial liabilities (including interest payments). Note that the Group expects to settle the Warrants in own equity instruments.

				12/31/2023
				2029 and
in € thousand	2024	2025	2026 to 2028	thereafter
Lease liabilities	3,460	3,394	5,433	—
Trade and other payables	44,601	1,301	3,617	—

				12/31/2022
				2028 and
in € thousand	2023	2024	2025 to 2027	thereafter
Lease liabilities	2,970	2,457	6,463	—
Trade and other payables	33,658	1,974	2,770	—

Capital Management

For the purpose of the Group’s capital management, capital includes all share capital and other equity reserves attributable to the equity holders. The primary objectives of capital management are to support operating activities and maximize the shareholder value through investment in the development activities of the Group.

Based on the ongoing development of the Lilium Jet, the Group continue to rely substantially on equity funding by its shareholders, debt financing, PDPs, and grants. The Group’s finance department reviews the total amount of cash of the Group on a monthly basis. As part of this review, management considers the total cash and cash equivalents, the cash outflow, currency translation differences and funding activities. The Group monitors cash using a burn rate. The cash burn rate is defined as the average monthly operational net cash flow.

The Group is not subject to externally imposed capital requirements. The objectives of the Group’s capital management were achieved in the reporting year. No changes were made in the objectives, policies or processes for managing cash during the years ended December 31, 2023 and 2022.

29.3 Reconciliation of Changes in Liabilities arising from Financing Activities

			Over-allotment
In € thousand	Lease liabilities	Warrants	option	Total
Statement of Financial Position as of December 31, 2022	10,969	26,267	—	37,236
Principal elements of lease payments	(3,425)	—	—	(3,425)
Interest paid	(604)	—	—	(604)
Settlement of Initial Funding Amount on May 2023 Warrants	—	91,811	—	91,811
Settlement of Additional Funding Amount on May 2023 Warrants	—	67,416	—	67,416
Proceeds from issue of 2023 PIPE Warrants	—	4,552	—	4,552
Proceeds from issue of over-allotment option	—	—	3,312	3,312
Change in the cash flow from financing activities 2023	(4,029)	163,779	3,312	163,062
Additions to lease liabilities due to new lease contracts	3,625	—	—	3,625
Initial recognition of May 2023 Warrants	—	(82,829)	—	(78,277)
Fair value changes	—	126,899	(3,346)	123,553
Effects of foreign exchange conversion	—	(3,510)	34	(3,476)
Exercised May 2023 Warrants	—	(25,593)	—	(25,293)
Interest expenses	602	—	—	602
Statement of Financial Position as of December 31, 2023	11,167	205,013	—	216,180

	Lease		Over-allotment
In € thousand	liabilities	Warrants	option	Total
Statement of Financial Position as of December 31, 2021	11,823	21,405	—	33,228
Principal elements of lease payments	(2,720)	—	—	(2,720)
Interest paid	(443)	—	—	(443)
Change in the cash flow from financing activities 2022	(3,163)	—	—	(3,163)
Additions to lease liabilities due to new lease contracts	1,873	—	—	1,873
Additions to warrants	—	34,550	—	34,550
Fair value changes	—	(30,196)	—	(30,196)
Effects of foreign exchange conversion	—	508	—	508
Interest expenses	436	—	—	436
Statement of Financial Position as of December 31, 2022	10,969	26,267	—	37,236